Shareholder Report, Average Annual Return (Details)	12 Months Ended	58 Months Ended	60 Months Ended	112 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Without Sales Load [Member] | C000005453
Average Annual Return [Line Items]
Average Annual Return, Percent	29.59%		13.12%		13.67%
Without Sales Load [Member] | C000005454
Average Annual Return [Line Items]
Average Annual Return, Percent	29.27%		12.82%		13.38%
Without Sales Load [Member] | C000005455
Average Annual Return [Line Items]
Average Annual Return, Percent	28.93%		12.53%		13.09%
Without Sales Load [Member] | C000159680
Average Annual Return [Line Items]
Average Annual Return, Percent	29.76%		13.26%	13.99%
Without Sales Load [Member] | C000219315
Average Annual Return [Line Items]
Average Annual Return, Percent	30.45%	20.99%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%		13.86%		12.55%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%		13.86%		12.55%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%		13.86%		12.55%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%		13.86%	13.71%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%	22.33%
Russell 1000 Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	33.36%		18.96%		16.78%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%		14.53%		13.10%
Russell 1000 Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	33.36%		18.96%		16.78%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%		14.53%		13.10%
Russell 1000 Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	33.36%		18.96%		16.78%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%		14.53%		13.10%
Russell 1000 Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	33.36%		18.96%	17.79%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%		14.53%	14.34%
Russell 1000 Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	33.36%	26.21%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%	22.60%